Plan Description	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
Eversource Energy Service Company (Eversource Service), on its behalf and that of other participating subsidiaries of Eversource Energy (Eversource) (together, the Company), established the Eversource 401k Plan (the Plan) on January 1, 1985, to provide a convenient method for Company employees to save for their retirement on a regular and long-term basis.  The following is a brief description of the Plan, which is provided for general information purposes only.  Participants should refer to the Plan document for a more complete description of the Plan's provisions.

General

The Plan is a qualified defined contribution plan subject to the rules and regulations of the Employee Retirement Income Security Act of 1974 (ERISA) that consists of two components: a profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code (IRC) with a cash or deferred arrangement under Section 401(k) of the IRC, and an Employee Stock Ownership Plan (ESOP) within the meaning of Section 4975(e)(7) of the IRC designed to invest primarily in Eversource common shares and intended to qualify under Section 401(a) of the IRC as a stock bonus plan. The participants have the option of receiving distributions upon retirement or termination of employment in the form of cash, in-kind rollovers for Fidelity funds, or Eversource common shares, to the extent so invested. Participants may roll over all, or a portion of their Plan balances into an individual retirement account (IRA) or other accepting employer qualified plan and may receive distributions in cash through in-service withdrawals of certain amounts.

The Plan is administered by the Executive Vice President – Human Resources and Information Technology of the Company (the Administrator), who determines eligibility in accordance with Plan documents and makes other interpretations under the Plan at her discretion in conjunction with the Eversource Plan Administration Committee.  The fiduciaries with respect to the Plan are the Administrator, Eversource Service (the Plan sponsor), the Eversource Retirement Plan and Investment Committee, and the Plan Trustee, as defined below.  The Board of Eversource Service is responsible for determining who has the authority to amend and terminate the Plan and certain other duties.  The Eversource Retirement Plan and Investment Committee is responsible for establishing and implementing Plan investment policies, selecting investment fund options available to participants under the Plan, and monitoring the performance and operations of Plan investment managers and the Plan Trustee.

Plan investment assets are held in a trust by Fidelity Management Trust Company (Fidelity) (the Trustee). Plan records are maintained by an affiliate of the Trustee, Fidelity Investments Institutional Operations Company, Inc., the Plan recordkeeper.  The Trustee retains the Plan assets and makes distributions as instructed by the Administrator or its designee.  The Eversource Retirement Plan and Investment Committee is responsible for appointing and removing the Trustee.

Under the Plan, employees may authorize payroll deductions for contributions to the Plan.  An employer matching contribution to the Plan is provided in Eversource common shares (see Contributions, below). The allocation of Eversource common shares to a participant's account may be made from a combination of Eversource treasury shares and open market repurchases of Eversource common shares.
TRAESOP/PAYSOP

In 1992, the Plan was amended to provide for the merger into the Plan, of the Eversource Service Tax Reduction Act Employee Stock Ownership Plan (TRAESOP) and the Eversource Service Payroll-Based Employee Stock Ownership Plan (PAYSOP) Fund, which were two ESOPs for which the applicable tax credits had expired.  Participants' accounts under the TRAESOP and PAYSOP are maintained as separate participant accounts under the Plan.

Dividends

Participants who have holdings in the Eversource Common Shares Fund and/or the TRAESOP/PAYSOP Fund in their Plan account can elect to receive dividends paid by these funds on Eversource common shares in cash or continue to have them reinvested automatically in the Plan by allocation of Eversource common shares of equal value.  If a participant holds each of the Eversource share funds, the dividend distribution election applies to all funds.  If no active election is made, dividends will continue to be reinvested.

Contributions

Participant Contributions:  Under the Plan, active participants may contribute on a pre-tax basis, an after-tax basis, a Roth 401k basis, or a combination of the three, as defined in the Plan document, and as subject to annual Internal Revenue Service (IRS) dollar limitations.  Employees who have not enrolled in the Plan within 60 days from their date of hire, are automatically enrolled in the Plan at an employee-contribution rate of three percent of pre-tax eligible earnings, subject to their modification at any time. Participants may also disenroll and not participate at anytime.

All contributions are invested by the Trustee, as directed by each participant, in one or more investment options of the Plan, including the Eversource Common Shares Fund.  In 2025 and 2024, the maximum combined participant contribution was the lesser of $23,500 and $23,000, respectively, or 50 percent of a participant's pre-tax annual compensation up to the annual IRS dollar limitations.  For individuals who are age 50 or older during the 2025 and 2024 calendar years, a pre-tax and/or Roth 401k catch-up contribution of an additional $7,500 per year was permitted. Effective in 2025 and 2026, individuals who are between the ages of 60 and 63 are eligible to make pre-tax and/or Roth 401k catch-up contributions of an additional $11,250 per year.

Plan participants direct their contributions among various investment options, as specified within the Plan documents.

Employer Contributions: Effective January 1, 2025 for eligible Plan participants, the Eversource 401k Plan provided employer matching contributions of 100 percent up to a maximum of six percent of eligible compensation. For certain eligible newly hired employees, depending on union status, the six-month initial wait period to receive employer matching contributions was also eliminated. During 2024 and prior, the Plan provided employer matching contributions to eligible employees participating in the Plan of either 100 percent up to a maximum of three percent of eligible compensation or 50 percent up to a maximum of eight percent of eligible compensation.  For newly hired employees with at least six months of service, the Plan provided employer matching contributions of 100 percent up to a maximum of three percent of eligible compensation, contributed on a pre-tax and/or Roth 401k basis for each employee, as applicable, while employees with less than six months of service received no employer match contribution.
The employer matching contributions are made into the Eversource Common Shares Fund.  The majority of participants are permitted to immediately diversify out of the Eversource Common Shares Fund into other funds within the Plan.

A participant is fully vested in his or her own contributions, as well as earnings thereon, immediately upon making the contribution.  Participants are also immediately vested in employer matching contributions plus actual earnings thereon.

K-Vantage Contributions:  Prior to 2025, the Plan provided an enhanced non-elective Company contribution feature (referred to as K-Vantage), for eligible employees, as defined in the Plan document.

Eligible participants automatically received K-Vantage contributions to their Plan account, made on a payroll basis. The K-Vantage contribution was based on age and years of service as of each January 1st and was the amount of the participant's applicable Plan compensation, as defined by the Plan, multiplied by the applicable percentage, according to the following formula:

Sum of Age and Service Years as of January 1st	Company Contribution
Less than 40 years	2.5% of Plan compensation
40 through 59 years	4.5% of Plan compensation
60 years and greater	6.5% of Plan compensation

Participants who were eligible for K-Vantage became fully vested in K-Vantage contributions plus actual earnings thereon after 3 years of service.  Upon a termination of the Plan, all affected participants become vested in these contributions in their accounts, including K-Vantage. Prior to a Plan termination, K-Vantage participants become immediately vested upon: (a) death while an active employee or (b) disability of the participant.

Effective January 1, 2025, a Cash Balance Pension Plan was established, which replaced employer K-Vantage contributions. Eversource transferred non-represented and represented K-Vantage employees, as negotiated, into the Cash Balance Pension Plan (with the exception of one union group that voted to enter the Cash Balance Pension Plan effective January 1, 2026), and provides participants with annual credits as of each December 31st as a set percentage of an employee’s eligible pay based on age and years of service on the employee’s behalf. This benefit is a new, additional obligation of the existing Eversource Pension Plan and is funded through the existing assets of the Eversource Pension Plan.

For active eligible K-Vantage employees that were not vested in K-Vantage prior to migrating to the Eversource Cash Balance Pension Plan on January 1, 2025, their prior K-Vantage accrued service will subsequently carry forward to the Eversource Cash Balance Pension Plan, with vesting in both K-Vantage and in the Eversource Cash Balance Pension Plan occurring in the aggregate. Effective January 1, 2025, no additional K-Vantage contributions were made to the Plan with the exception of one union that had not yet adopted the Eversource Cash Balance Pension Plan as a replacement for K-Vantage.
Forfeitures

As of December 31, 2025 and 2024, investments in the Fixed Income Fund include $46,518 and $27,342, respectively, of forfeitures that may be used to offset future Company contributions to the Plan. These forfeitures resulted from participants who were not yet vested in their K-Vantage account upon termination of employment. During 2025 and 2024, the Company used $1.0 million and $1.3 million, respectively, of forfeitures to offset Company contributions to the Plan.

Benefits

Following termination or retirement from the Company, the participant has several options: participants may defer receipt of any balance in their account up to the time they attain age 73 (or older as indexed by law) if their account balance is greater than $1,000, at which point they must begin to receive required minimum distributions (if the balance is less than $1,000, the account will be liquidated unless the participant elects to initiate a direct rollover to another qualified plan or IRA); they can initiate a direct rollover of all or a portion of their account in the Plan to another qualified plan or IRA; they can request a lump sum disbursement, or they can initiate automatic withdrawal payments.  Participants who have terminated employment may also take partial distributions.  In-service withdrawals and loans are permitted if certain criteria are met.

Participant Accounts

Individual accounts are maintained for Plan participants to reflect each participant's share of the Company's contribution, the participant's contribution, and applicable income from the underlying investment funds according to the participant's investment of his or her own account.  Allocations of income are determined at the participant account level.

Notes Receivable from Participants

Subject to certain limitations, participants may apply for up to two loans from their non-ESOP/non-K-Vantage account balances, up to the IRS loan limit.  Interest on the loan is set at the prime rate plus one percent at the time of borrowing, and the loan is secured by the balance in the participant's account.  Loans are to be repaid within six months to five years (for a general purpose loan) or up to 30 years (for a primary residence loan).

Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest.  Interest income on notes receivable from participants is recorded as earned and was $3.7 million and $3.1 million for the years ended December 31, 2025 and 2024, respectively.  No allowances for credit losses have been recorded as of December 31, 2025 and 2024.  If a participant ceases to make loan repayments and the Administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.

Termination Provision

Although the Company intends to continue the Plan, Eversource Service may terminate the Plan, and each participating subsidiary of Eversource may terminate its participation in the Plan for any reason, in whole or in part, by action of its Board of Directors.  Upon termination of the Plan or complete discontinuance of contributions thereunder, all affected participants shall become immediately vested in their accounts, including K-Vantage.  In addition, the Plan recordkeeper shall make a final allocation of employer matching contributions and net earnings/losses to the participants after payments of all outstanding claims against the Plan have been made.

Thereafter, participants shall receive a lump sum payment no later than 60 days after the later of: (1) termination of the Plan or (2) receipt of an IRS determination letter stating that such termination does not adversely affect the qualified status of the Plan.